Investments in Associates and Joint Ventures (Details) - Schedule of financial information for joint ventures - Logistica Quimicos del Sur S.A.C. [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	S/ 3,096	S/ 2,710
Other current assets	2,068	3,324
Total current assets	5,164	6,034
Other current liabilities	(3,899)	(6,108)
Total current liabilities	(3,899)	(6,108)
Non-current
Total non-current assets	34,027	35,715
Total non-current liabilities	(17,392)	(19,484)
Net assets	17,900	16,157
Revenue	14,847	13,351
Depreciation and amortization	(2,400)	(2,394)
Interest expense	(366)	(508)
Profit from continuing operations	8,140	6,854
Income tax expense	(2,473)	(2,072)
Profit from continuing operations after income tax	5,667	4,782
Total comprehensive income	S/ 5,667	S/ 4,782